SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated Useful Life
Electronic equipment	4 years
Office furniture	5 years

Schedule of estimated useful life for the intangible assets

Category	Estimated Useful Life
Intellectual property rights and others	2-10 years
Licensed software	1-5 years